Related Party and Party-in-Interest Transactions (Additional Information) (Details) - EBP 002 [Member] - USD ($)	Dec. 31, 2025		Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Notes receivable from participants	$ 4,535,545	[1],[2]	$ 4,031,289
EBP, other related party and party-in-interest
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Common stock value	$ 20,757,774		$ 16,228,420
Common stock percentage	4.00%		4.00%
Fidelity cash reserves fund	$ 2,006		$ 1,847
Notes receivable from participants	$ 4,535,545		$ 4,031,289

[1]	Cost information is not required for participant directed investments and therefore, is not included
[2]	Party-in-interest as defined by ERISA